Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Trade and other receivables

13. Trade and other receivables

	At December 31,
	2017	2016
	$m	$m
Trade receivables	1,015	970
Other receivables and prepayments	259	257
	1,274	1,227

The fair values of trade and other receivables approximate the amounts shown above. Movements on the provision for impairment of trade receivables are as follows:

	2017	2016	2015
	$m	$m	$m
At January 1,	15	15	17
Provision for receivables impairment	6	1	2
Receivables written off during the year as uncollectible	—	(1)	(2)
Exchange	2	—	(2)
At December 31,	23	15	15

The majority of the provision above relates to balances which are more than six months past due. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable set out above.

Provisions against specific balances

Significant balances are assessed for evidence that the customer is experiencing financial difficulty. Examples of factors considered are high probability of bankruptcy, breaches of contract or major concession being sought by the customer. Instances of significant single customer related bad debts are rare and there is no significant concentration of risk associated with particular customers.

Providing against the remaining population of customers

Historic data is monitored and applied as the primary source of evidence to assess the level of losses incurred, although impairments cannot yet be identified with individual receivables. Adverse changes in the payment status of customers of the Group, or national or local economic conditions that correlate with defaults on receivables owing to the Group, may also provide a basis for increase of the level of provision above historic loss experience. However, the fact that payments are made late by customers does not automatically provide evidence that a provision should be recognized.

As of December 31, 2017, trade receivables of $62 million (2016: $48 million) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The ageing analysis of these trade receivables is as follows:

	At December 31,
	2017	2016
	$m	$m
Up to three months past due	46	42
Three to six months past due	5	4
Over six months past due	11	2
	62	48